Notes Related to the Consolidated Statements of Financial Position - Summary of Financial Instruments Recognized in the Consolidated Statement of Financial Position and Effect on Net Income (Loss) (Detail) - EUR (€)
€ in Thousands
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial instruments [line items]
Other non-current financial assets	€ 892	€ 1,046
Other current financial assets	78
Trade and other receivables	917	30
Other current assets	14,651	14,111
Cash and cash equivalents	94,452	134,371
Financial liabilities - non current portion	1,302	1,243
Lease liabilities - non current portion	8,095
Financial liabilities - current portion	431	776
Lease liabilities - current portion	773
Trade and other payables	11,492	16,655
Financial liabilities at amortised cost, category [member]
Disclosure of financial instruments [line items]
Financial liabilities - non current portion	1,302	1,243
Lease liabilities - non current portion	8,095
Financial liabilities - current portion	431	776
Lease liabilities - current portion	773
Trade and other payables	11,492	16,655
Other current liabilities	5,819
Total financial liabilities	27,912	18,674
Financial liabilities at fair value, class [member]
Disclosure of financial instruments [line items]
Financial liabilities - non current portion	1,302	1,243
Lease liabilities - non current portion	8,095
Financial liabilities - current portion	431	776
Lease liabilities - current portion	773
Trade and other payables	11,492	16,655
Other current liabilities	5,819
Total financial liabilities	27,912	18,674
Financial liabilities at carrying value [member]
Disclosure of financial instruments [line items]
Financial liabilities - non current portion	1,302	1,243
Lease liabilities - non current portion	8,095
Financial liabilities - current portion	431	776
Lease liabilities - current portion	773
Trade and other payables	11,492	16,655
Other current liabilities	5,819
Total financial liabilities	27,912	18,674
Financial assets at carrying value [member]
Disclosure of financial instruments [line items]
Other non-current financial assets	892	1,046
Other current financial assets	78
Trade and other receivables	917	30
Other current assets	10,894	14,111
Cash and cash equivalents	94,452	134,371
Total financial assets	107,233	149,558
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial instruments [line items]
Cash and cash equivalents	94,452	134,371
Total financial assets	94,452	134,371
Loans and receivables, category [member]
Disclosure of financial instruments [line items]
Other non-current financial assets	892	1,046
Other current financial assets	78
Trade and other receivables	917	30
Other current assets	10,894	14,111
Total financial assets	12,781	15,187
Financial assets at fair value, class [member]
Disclosure of financial instruments [line items]
Other non-current financial assets	892	1,046
Other current financial assets	78
Trade and other receivables	917	30
Other current assets	10,894	14,111
Cash and cash equivalents	94,452	134,371
Total financial assets	€ 107,233	€ 149,558